SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 15, 2019	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Sprott Loans [Line Items]
Shares issued for loan facility			$ 1,000
Shares issued for loan facility (Shares)			800,000
Repayments of principal amount			$ 0	$ 50,000
Sprott Facility [Member]
Sprott Loans [Line Items]
Advanced amount of principal senior secured credit facility	$ 20,000
Description of loan secured credit facility	The loan was immediately drawn and is due August 14, 2021, with the Company holding the option to extend the maturity date by one year in exchange for a payment in common shares or cash of three percent of the outstanding principal amount.
Loan facility interest rate	11%
Payment for monthly interest charge		$ 2,237	73
Interest expense on borrowings		2,809	$ 83
Sprott Facility [Member] | Subsequent Events [Member]
Sprott Loans [Line Items]
Repayments of principal amount		1,900
Principal amount outstanding		$ 18,100